Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income	$ 370,249	$ 142,413	$ 186,777
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and accretion, including amortization of purchase accounting adjustments and market value adjustments	(7,534)	(4,113)	10,633
Provision for credit losses	40,385	51,708	41,521
Share-based compensation cost - equity awards	20,278	16,436	14,523
Loss (gain) on sale of OREO and long-lived assets, net of impairment	4,429	1,581	(3,298)
Loss (gain) on sale of available for sale securities	49,900	148	(2,001)
(Gain) loss on early termination of FDIC loss share agreements	(2,708)	0	17,798
Cash paid for early termination of FDIC loss share agreements	(5,637)	0	(6,502)
Deferred income tax expense (benefit)	153,518	71,257	(16,654)
Originations of mortgage loans held for sale	(1,469,847)	(1,844,358)	(2,460,033)
Proceeds from sales of mortgage loans held for sale	1,543,724	1,922,003	2,525,945
Realized and unrealized (gain) on mortgage loans held for sale, net	(45,338)	(62,438)	(74,486)
Other operating activities, net	(204,998)	(30,991)	73,865
Net Cash Provided by Operating Activities	446,421	263,646	308,088
Cash Flows from Investing Activities
Proceeds from sales of available for sale securities	1,035,482	682,349	197,733
Proceeds from maturities, prepayments and calls of available for sale securities	635,183	568,250	484,138
Purchases of available for sale securities, net of available for sale securities acquired	(1,959,952)	(1,475,008)	(1,384,525)
Proceeds from maturities, prepayments and calls of held to maturity securities	16,841	8,687	8,791
Purchases of held to maturity securities	0	(148,234)	0
Purchases of equity securities, net of equity securities acquired	(30,904)	(71,684)	(31,530)
Proceeds from sales of equity securities	88,200	21,532	0
Increase in loans, net of loans acquired	(949,953)	(976,488)	(704,025)
Proceeds from sale of premises and equipment	6,374	354	1,941
Purchases of premises and equipment, net of premises and equipment acquired	(13,730)	(37,763)	(12,840)
Proceeds from dispositions of OREO	15,810	25,624	33,236
Cash paid for additional investment in tax credit entities	(18,818)	(16,401)	(19,208)
Cash received (paid) for acquisition of a business, net of cash paid	99,318	(490,435)	0
Purchase of bank owned life insurance policies	(50,000)	0	(24,058)
Other investing activities, net	343	636	25,950
Net Cash Used in Investing Activities	(1,125,806)	(1,908,581)	(1,424,397)
Cash Flows from Financing Activities
Increase (decrease) in deposits, net of deposits acquired	1,232,603	(323,257)	1,230,008
Net change in short-term borrowings, net of borrowings acquired	491,585	(38,377)	182,518
Proceeds from long-term debt, net of long-term debt acquired	937,917	964,974	304,728
Repayments of long-term debt	(1,672,033)	(97,259)	(15,025)
Cash dividends paid on common stock	(84,782)	(72,772)	(56,793)
Cash dividends paid on preferred stock	(9,095)	(9,095)	(7,028)
Proceeds (Payments) for Stock Transactions Related to Treasury Stock Purchased and Stock Options Exercised	(3,226)	(832)	6,899
Payments to repurchase common stock	(148,855)	0	(11,666)
Net proceeds from issuance of common stock	0	485,151	279,242
Net proceeds from issuance of preferred stock	0	0	55,285
Net Cash Provided by Financing Activities	744,114	908,533	1,968,168
Net Increase (Decrease) In Cash and Cash Equivalents	64,729	(736,402)	851,859
Cash and Cash Equivalents at Beginning of Period	625,724	1,362,126	510,267
Cash and Cash Equivalents at End of Period	690,453	625,724	1,362,126
Supplemental Schedule of Non-cash Activities
Acquisition of real estate in settlement of loans	12,557	18,170	9,743
Common stock issued in acquisitions	214,659	211,043	0
Cash paid for:
Interest on deposits and borrowings, net of acquired	198,905	102,558	70,084
Income taxes, net	$ 34,313	$ 77,034	$ 79,784